Intangible Assets and Goodwill	12 Months Ended
Mar. 31, 2025
Intangible assets and goodwill [abstract]
Intangible Assets and Goodwill	Intangible Assets and Goodwill

Accounting Policy

Intangible assets

Intangible assets are recorded at cost less accumulated amortization and any impairment losses. Intangible assets acquired in a business combination are measured at fair value at the acquisition date. Amortization of definite life intangibles is calculated on a straight-line basis over their estimated useful lives, which do not exceed the contractual period, if any, over the following terms:

Customer relationships Health Canada licenses Other operating licenses Patents IP and know-how ERP software	20 years Earlier of the license expiration date or Useful life of the facility 10 years 10 years 10 years 5 years

The estimated useful lives, residual values and amortization methods are reviewed annually and any changes in estimates are accounted for prospectively. Intangible assets with an indefinite life or not yet available for use are not subject to amortization. Indefinite life permits and licenses are predominantly held by the Company’s foreign subsidiaries. Given that these permits and licenses are connected to the subsidiary rather than a specific asset, there is no foreseeable limit to the period over which these assets are expected to generate future cash inflows for the Company.

Research costs are expensed as incurred. Development expenditures are capitalized only if development costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Company intends to and has sufficient resources to complete development to use or sell the asset. Other development expenditures are recognized as research and development expenses on the consolidated statements of income (loss) and comprehensive income (loss) as incurred. Capitalized deferred development costs are internally generated intangible assets.

Goodwill

Goodwill represents the excess of the purchase price paid for the acquisition of an entity over the fair value of the net tangible and intangible assets acquired. Goodwill is allocated to the CGU or group of CGUs which are expected to benefit from the synergies of the combination. Goodwill is not subject to amortization.

Impairment of intangible assets and goodwill

Goodwill and intangible assets with an indefinite life or not yet available for use are tested for impairment annually and whenever events or circumstances that make it more likely than not that an impairment may have occurred, such as a significant adverse change in the business climate or a decision to sell or dispose all or a portion of a reporting unit. Finite life intangible assets are tested whenever there is an indication of impairment.

Goodwill and indefinite life intangible assets are tested annually as required for impairment by comparing the carrying value of each CGU containing the assets to its recoverable amount. Indefinite life intangible assets are tested for impairment by comparing the carrying value of each CGU containing the assets to its recoverable amount. Goodwill is tested for impairment based on the level at which it is monitored by management, and not at a level higher than an operating segment. The goodwill is allocated to the segment.

An impairment loss is recognized for the amount by which the operating segment or CGU’s carrying amount exceeds it recoverable amount. The recoverable amounts of the CGUs’ assets have been determined based on the higher of fair value less costs of disposal and value-in-use. There is a material degree of uncertainty with respect to the estimates of the recoverable amounts of the CGU, given the necessity of making key economic assumptions about the future. Impairment losses recognized in respect of a CGU are first allocated to the carrying value of goodwill and any excess is allocated to the carrying value of assets in the CGU. Any impairment is recorded in profit and loss in the period in which the impairment is identified. A reversal of an asset impairment loss is allocated to the assets of the CGU on a pro rata basis. In allocating a reversal of an impairment loss, the carrying amount of an asset shall not be increased above the lower of its recoverable amount and the carrying amount that would have been determined had no impairment loss been recognized for the asset in prior period. Impairment losses on goodwill are not subsequently reversed.

The following is a continuity schedule of intangible assets and goodwill:

	March 31, 2025			March 31, 2024
	Cost	Accumulated amortization	Net book value	Cost	Accumulated amortization	Impairment	Net book value
	$	$	$	$	$	$	$
Definite life intangible assets:
Customer relationships	42,528	(37,629)	4,899	42,439	(37,349)	—	5,090
Permits and licenses	54,065	(53,996)	69	54,002	(43,305)	(10,652)	45
Patents	751	(751)	—	982	(793)	—	189
Intellectual property and know-how	52,590	(52,590)	—	52,590	(52,590)	—	—
Software	21,992	(18,198)	3,794	18,661	(16,408)	(1,504)	749
Indefinite life intangible assets:
Brand	7,666	—	7,666	28,200	—	(20,700)	7,500
Permits and licenses	28,735	—	28,735	27,277	—	—	27,277
Total intangible assets	208,327	(163,164)	45,163	224,151	(150,445)	(32,856)	40,850
Goodwill	43,871	—	43,871	43,180	—	—	43,180
Total	252,198	(163,164)	89,034	267,331	(150,445)	(32,856)	84,030

The following summarizes the changes in the net book value of intangible assets and goodwill for the periods presented:

	Balance, March 31, 2024	Additions	Other	Amortization	Foreign currency translation	Balance, March 31, 2025
	$	$	$	$	$	$
Definite life intangible assets:
Customer relationships	5,090	—	90	(281)	—	4,899
Permits and licenses	45	48	8	(43)	11	69
Patents	189	6	(197)	—	2	—
Software	749	3,406	(90)	(271)	—	3,794
Indefinite life intangible assets:
Brand	7,500	—	—	—	166	7,666
Permits and licenses	27,277	—	59	—	1,399	28,735
Total intangible assets	40,850	3,460	(130)	(595)	1,578	45,163
Goodwill	43,180	354	(390)	—	727	43,871
Total	84,030	3,814	(520)	(595)	2,305	89,034
As at March 31, 2025, there were $113.4 million ( March 31, 2024 – $108.8 million) of intangible assets that were fully depreciated, but still in use by the Company.

At the end of each reporting period, the Company assesses whether events or changes in circumstances have occurred that would indicate that a CGU or group of CGUs, comprising an operating segment were impaired. The Company considers external and internal factors, including overall financial performance, market expectations and relevant entity-specific factors, as part of this assessment.

Goodwill arising from business combinations were allocated to the Cannabis segment and Plant Propagation segment for $25.2 million and $18.7 million, respectively (March 31, 2024 – $24.5 million and $18.7 million). The goodwill in the Cannabis segment arose in the fourth quarter of fiscal 2024 from the acquisition of MedReleaf Australia (Note 9).

The Company has two reportable operating segments: (i) Cannabis and (ii) Plant Propagation. The Cannabis segment is comprised of the Canadian, EU and Australian CGUs and Plant Propagation is comprised of a single CGU.

CGU and Goodwill Impairments

On January 1, 2025, the Company performed its annual impairment test over goodwill and its indefinite lived intangible assets.

The recoverable amount of the operating segments to which goodwill is allocated and the CGUs to which indefinite life intangibles are allocated were determined based on fair value less cost to dispose (FVLCD) using Level 3 inputs in a discounted cash flow (“DCF”) analysis. Where applicable, the Company uses its market capitalization and comparative market multiples to corroborate DCF results. The significant assumptions applied in the determination of the recoverable amounts are described below:
i.Cash flows: Estimated cash flows were projected based on actual operating results from internal sources as well as industry and market trends. Estimated cash flows are primarily driven by forecasted revenues, gross margins and earnings before interest, taxes, depreciation and amortization (EBITDA) margins. The Canadian Cannabis CGU, European Cannabis CGU, Australian Cannabis CGU and the Cannabis Operating Segment forecasts are extended to a total of 4 years (and a terminal year thereafter). The Plant Propagation CGU and operating segment forecasts are extended to a total of 7 years (and a terminal year thereafter). The Company extended the forecast period an additional three years to account for the maturation of the new orchid business.
ii.Terminal value growth rate: The terminal growth rate was based on historical and projected consumer price inflation, historical and projected economic indicators, and projected industry growth;
iii.Post-tax discount rate: The post-tax discount rate is reflective of the CGUs and Operating Segments Weighted Average Cost of Capital (“WACC”). The WACC was estimated based on the risk-free rate, equity risk premium, beta adjustment to the equity risk premium based on a direct comparison approach, an unsystematic risk premium, and after-tax cost of debt based on corporate bond yields; and
iv.Tax rate: The tax rates used in determining the future cash flows were those substantively enacted at the respective valuation date.

The following table outlines the key assumptions used in calculating the recoverable amount for each CGU and operating segment for impairment as at January 1, 2025 and 2024:

	Indefinite Life Intangible Impairment Testing				Goodwill Impairment Testing
	Canadian Cannabis CGU	Plant Propagation CGU	Australia Cannabis CGU	European Cannabis CGU	Cannabis Operating Segment	Plant Propagation
January 1, 2025
Terminal value growth rate	2.0%	3.0%	3.0%	3.0%	2.5%	3.0%
Discount rate	17.8%	11.0%	10.3%	13.3%	15.3%	11.0%
Revenue growth rate	1.0%	7.0%	6.4%	13.1%	6.4%	7.0%
Fair value less cost to dispose	$293,973	$194,294	$23,325	$95,979	$403,767	$194,294
Carrying value	$211,713	$185,156	$14,338	$40,869	$341,777	$185,156

	Indefinite Life Intangible Impairment Testing			Goodwill Impairment Testing
	Canadian Cannabis CGU	Plant Propagation	European Cannabis CGU	Cannabis Operating Segment	Plant Propagation
January 1, 2024
Terminal value growth rate	3.0%	3.0%	3.0%	3.0%	3.0%
Discount rate	12.0%	10.0%	12.0%	12.0%	10.0%
Revenue growth rate	4.6%	10.6%	17.4%	4.6%	10.6%
Fair value less cost to dispose	$74,175	$192,729	$48,143	$138,395	$192,729
Carrying value	$266,399	$172,475	$46,904	$333,721	$172,475

CGU impairment

Canadian Cannabis CGU

The Company’s Canadian Cannabis CGU represents its operations dedicated to the cultivation and sale of cannabis products within Canada and certain international markets and forms part of the Company’s Cannabis operating segment. During the year ended March 31, 2025, it was concluded that the recoverable amount exceeded the carrying value and therefore no impairment was recognized within the Canadian Cannabis CGU. In addition to the key assumptions noted above, forecasted earnings before interest, taxes, depreciation and amortization (EBITDA) margins range from 33.5% for fiscal 2026 up to 52.8% by fiscal 2029 (March 31, 2024, 2.3% – 4.8%) and is a key assumption in determining the recoverable amount of the Canadian Cannabis CGU.

During the year ended March 31, 2024, the recoverable amount of the Canadian Cannabis CGU was less that the carrying value resulting in assessment of the recoverable amounts of its long lived assets. The impairment loss was allocated based on the relative carrying amounts of the CGU’s assets at the impairment date, with no individual asset being reduced below its recoverable amount. The fair values of the intangible assets were measured using valuation techniques including the relief from royalty method for brands and the with and without method for permits and licenses. As a result, the intangible assets in the Canadian Cannabis CGU were fully impaired.

Significant inputs & key assumptions	Sensitivity	Decrease in fair value
Discount rate	Increase of 0.5%	$9,186
Total revenue	Decrease of 2%	$12,842
EBITDA margin	Decrease of 1%	$7,549

European Cannabis CGU

The Company’s European Cannabis CGU represents its operations dedicated to the cultivation and sale of cannabis products within Europe. The recoverable amount was higher than the carrying value as at March 31, 2025, and therefore no impairment was recognized within the European Cannabis CGU (March 31, 2024 – nil). In addition to the key assumptions noted above, forecasted earnings before interest, taxes, depreciation and amortization (EBITDA) margins range from 7.3% for fiscal 2026 up to 11.4% by fiscal 2028 (March 31, 2024, 4.0% – 14.9%) and is a key assumption in determining the recoverable amount of the European Cannabis CGU.

Significant inputs & key assumptions	Sensitivity	Decrease in fair value
Discount rate	Increase of 0.5%	$6,208
Total revenue	Decrease of 2%	$22,921
EBITDA margin	Decrease of 1%	$13,607

Australia Cannabis CGU

The Company’s Australian Cannabis CGU represents its operations dedicated to distribution and sale of cannabis products within Australia and New Zealand. The recoverable amount was higher than the carrying value as at March 31, 2025, and therefore no impairment was recognized within the Australia Cannabis CGU (March 31, 2024 – N.A.). In addition to the key assumptions noted above, forecasted earnings before interest, taxes, depreciation and amortization (EBITDA) margins range from 0.4% for fiscal 2026 up to 3.7% by fiscal 2029 (March 31, 2024, N.A.) and is a key assumption in determining the recoverable amount of the Australian Cannabis CGU.

Significant inputs & key assumptions	Sensitivity	Decrease in fair value
Discount rate	Increase of 0.5%	8,987
Total revenue	Decrease of 2%	$16,664
EBITDA margin	Decrease of 1%	$10,465

Plant Propagation Segment and CGU

The Company’s Plant Propagation CGU is dedicated to the propagation of vegetables and ornamental plants within North America and is the single CGU in the Company’s Plant Propagation operating segment. In addition to the key assumptions noted above, gross margin forecasted ranges from 27.8% to 33.2% (March 31, 2024, 30% – 32%) and EBITDA margins range from 20% – 25% (March 31, 2024, 24% – 26%). The recoverable amount was higher than the carrying value as at March 31, 2025, and therefore no impairment was recognized within the Plant Propagation CGU (March 31, 2024 – nil).

Significant inputs & assumptions	Sensitivity	Decrease in fair value
Discount rate	Increase of 0.5%	$10,735
Total revenue	Decrease of 2%	$15,688
EBITDA margin	Decrease of 1%	$7,834

Operating Segment Impairment

Cannabis Operating Segment (Note 23)

The Cannabis Operating segment, is comprised of the Canadian Cannabis GCU, European Cannabis CGU and Australia Cannabis CGU. During the year ended March 31, 2025, the recoverable amount was greater than the carrying value, and therefore no impairment was recognized within the Canadian Operating segment, other than the impairment to specific intangible assets discussed below.
During the year ended March 31, 2024, it was concluded that the recoverable amount was lower than the carrying value resulting in assessment of the recoverable amounts of its long-lived assets, indicating an impairment. The impairment loss was allocated based on the relative carrying amounts of the operating segment’s assets at the impairment date, with no individual asset being reduced below its recoverable amount.